Lines of Credit and Bank Guarantees	12 Months Ended
Dec. 31, 2018
Disclosure of credit risk exposure [abstract]
Lines of Credit and Bank Guarantees

Note 19 – Lines of Credit and Bank Guarantees

At December 31, 2018, the Company’s subsidiary in Belgium (the “Borrower”) had a joint credit and operating line facility of €7,000 (the “Credit Facility”), which renews annually in April upon review. Under the Credit Facility, the Borrower may borrow up to a maximum of 75% of the value of awarded sales contracts, approved by the Belgian financial institution, to a maximum of €500; and may also borrow up to €1,500 for general business purposes, provided sufficient limit exists under the overall facility limit of €7,000. Of the €7,000 facility, €2,175 or approximately $2,491 was drawn as standby letters of credit and bank guarantees and €Nil was drawn as an operating line. At December 31, 2018, the Company had availability of €6,321 or approximately $7,234 (December 31, 2017 – $4,377) under the Credit Facility totaling €4,321, or approximately $4,945, for use as letters of credit and bank guarantees and totaling €2,000, or approximately $2,289, as an operating line.

The Credit Facility bears interest at EURIBOR plus 1.45% per annum and is secured by a €1,000 secured first charge covering all assets of the Borrower. The credit facility contains a negative pledge precluding the Borrower from providing security over its assets. Additionally, the Borrower is required to maintain a solvency covenant, defined as equity plus current account (intercompany account with the parent company), divided by total liabilities of not less than 25% and ensure that its intercompany accounts with parent company do not fall below a defined level. At December 31, 2018, the Borrower was in compliance with these covenants.

At December 31, 2018, the Company also had a Canadian credit facility of $2,199 with no expiration date for use only as letters of credit and bank guarantees. At December 31, 2018,  $399 was drawn as standby letters of credit and bank guarantees. At December 31, 2018, the Company had $1,800  (December 31, 2017 – $2,391) available under this facility.

These letters of credit and bank guarantees relate primarily to obligations in connection with the terms and conditions of the Company’s sales contracts. The standby letters of credit and letters of guarantee may be drawn on by the customer if the Company fails to perform its obligations under the sales contracts.